FINANCIAL RESULTS, NET (Tables)	9 Months Ended
Sep. 30, 2025
FINANCIAL RESULTS, NET
Schedule of financial results, net

	Three month period ended		Nine month period ended
	September 30,		September 30,
	2025	2024	2025	2024
Interests on borrowings (*)	(120,826)	(36,325)	(259,558)	(114,808)
Remeasurement in borrowings (**)	1,071	(5,117)	2,695	(114,464)
Foreign currency exchange gains (losses) on borrowings (***)	(325,078)	160,049	(422,296)	2,005,495
Results from renegotiation of financial debts	—	2,646	—	2,646
Results from repurchase of ON	—	495	—	495
Total financial results from borrowings	(444,833)	121,748	(679,159)	1,779,364
Fair value gains (losses) on financial assets at fair value through profit or loss	22,547	(36,675)	(10,017)	(58,949)
Other foreign currency exchange gains (losses)	3,160	(3,180)	24,308	220,575
Other interests, net	(35,051)	8,404	(13,397)	20,550
Other taxes and bank expenses	(26,483)	(37,951)	(82,437)	(110,619)
Financial expenses on pension benefits	(1,378)	(869)	(4,726)	(3,102)
Financial discounts on assets, debts and others	(4,363)	(18,771)	(13,899)	(29,914)
RECPAM	29,418	28,922	94,127	143,373
Total other financial results, net	(12,150)	(60,120)	(6,041)	181,914
Total financial results, net	(456,983)	61,628	(685,200)	1,961,278

(*) Includes $208 million corresponding to net income generated by DFI for the nine-month period ended September 30, 2024. Includes $(1,840) million corresponding to net loss generated by DFI for the three-month period ended September 30, 2024.

(**) Related to Notes issued in UVA.

(***) Include $21,856 million and $(79) million corresponding to net exchange differences generated by DFI for the nine-month periods ended September 30, 2025, and 2024, respectively. Include $19,041 million and $565 million corresponding to net exchange differences generated by DFI for the three-month periods ended September 30, 2025, and 2024, respectively.